Quarterly Report
March 31, 2022
MFS®  Research
International Portfolio
MFS® Variable Insurance Trust II
RSS-Q1

Portfolio of Investments
3/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace & Defense – 0.8%
MTU Aero Engines Holding AG	12,853	$2,986,350
Airlines – 0.4%
Ryanair Holdings PLC, ADR (a)	16,775	$1,461,438
Alcoholic Beverages – 2.0%
Diageo PLC	108,189	$5,468,218
Kirin Holdings Co. Ltd.	123,300	1,844,040
		$7,312,258
Apparel Manufacturers – 4.6%
Adidas AG	17,320	$4,044,502
Burberry Group PLC	44,375	969,023
Compagnie Financiere Richemont S.A.	26,504	3,361,993
LVMH Moet Hennessy Louis Vuitton SE	11,501	8,189,511
		$16,565,029
Automotive – 2.4%
Bridgestone Corp.	48,800	$1,888,631
Continental AG	19,120	1,379,147
Koito Manufacturing Co. Ltd.	61,100	2,473,586
Toyota Industries Corp.	42,300	2,911,508
		$8,652,872
Brokerage & Asset Managers – 3.7%
Euronext N.V.	49,872	$4,528,582
Hong Kong Exchanges & Clearing Ltd.	76,200	3,591,075
London Stock Exchange Group	51,081	5,345,388
		$13,465,045
Business Services – 1.2%
Nomura Research Institute Ltd.	107,000	$3,499,461
Secom Co. Ltd.	11,600	840,498
		$4,339,959
Computer Software – 2.5%
Cadence Design Systems, Inc. (a)	17,199	$2,828,548
Naver Corp.	7,893	2,207,066
NetEase.com, Inc., ADR	45,015	4,037,395
		$9,073,009
Computer Software - Systems – 5.5%
Amadeus IT Group S.A. (a)	45,594	$2,969,811
Constellation Software, Inc.	2,137	3,652,977
Fujitsu Ltd.	27,700	4,129,578
Hitachi Ltd.	121,300	6,078,158
Samsung Electronics Co. Ltd.	57,728	3,297,865
		$20,128,389
Construction – 1.1%
Techtronic Industries Co. Ltd.	245,500	$3,954,953

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.6%
Kao Corp.	46,000	$1,888,380
Reckitt Benckiser Group PLC	50,948	3,894,312
		$5,782,692
Consumer Services – 1.0%
Carsales.com Ltd.	61,805	$952,855
Persol Holdings Co. Ltd.	60,500	1,356,142
SEEK Ltd.	55,088	1,212,166
		$3,521,163
Electrical Equipment – 3.8%
Legrand S.A.	42,416	$4,032,361
Schneider Electric SE	59,336	9,906,527
		$13,938,888
Electronics – 2.6%
ASML Holding N.V.	1,762	$1,175,253
Kyocera Corp.	37,600	2,113,447
NXP Semiconductors N.V.	13,375	2,475,445
Taiwan Semiconductor Manufacturing Co. Ltd.	185,804	3,841,393
		$9,605,538
Energy - Independent – 0.6%
Woodside Petroleum Ltd.	97,847	$2,334,562
Energy - Integrated – 3.0%
Capricorn Energy PLC (a)	528,309	$1,524,413
Eni S.p.A.	252,805	3,706,396
Galp Energia SGPS S.A., “B”	273,672	3,463,292
Idemitsu Kosan Co. Ltd.	79,500	2,193,308
		$10,887,409
Energy - Renewables – 0.4%
Orsted A/S	12,655	$1,593,539
Food & Beverages – 3.9%
Danone S.A.	38,935	$2,144,847
Nestle S.A.	92,153	11,963,377
		$14,108,224
Food & Drug Stores – 0.2%
Sugi Holdings Co. Ltd.	17,900	$885,808
Gaming & Lodging – 0.7%
Flutter Entertainment PLC (a)	10,558	$1,222,058
Whitbread PLC (a)	36,085	1,342,831
		$2,564,889
Insurance – 5.5%
AIA Group Ltd.	494,800	$5,180,275
Aon PLC	23,065	7,510,656
Beazley PLC	268,181	1,473,190
Hiscox Ltd.	125,391	1,616,562
Zurich Insurance Group AG	8,457	4,169,543
		$19,950,226
Internet – 0.8%
Tencent Holdings Ltd.	61,300	$2,891,851

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Leisure & Toys – 0.7%
Prosus N.V.	19,270	$1,020,103
Yamaha Corp.	32,400	1,412,900
		$2,433,003
Machinery & Tools – 6.4%
Daikin Industries Ltd.	25,900	$4,715,740
GEA Group AG	74,105	3,058,623
Kubota Corp.	219,000	4,105,808
Ritchie Bros. Auctioneers, Inc.	30,752	1,816,364
Schindler Holding AG	12,905	2,751,384
SMC Corp.	8,600	4,803,214
Weir Group PLC	86,710	1,853,060
		$23,104,193
Major Banks – 5.4%
Barclays PLC	1,434,784	$2,787,225
BNP Paribas	87,250	4,967,774
Mitsubishi UFJ Financial Group, Inc.	278,400	1,728,077
NatWest Group PLC	1,610,494	4,531,637
UBS Group AG	277,774	5,426,872
		$19,441,585
Medical Equipment – 3.1%
ConvaTec Group PLC	657,512	$1,851,917
Koninklijke Philips N.V.	101,354	3,100,722
QIAGEN N.V. (a)	86,054	4,224,028
Terumo Corp.	64,700	1,959,488
		$11,136,155
Metals & Mining – 1.3%
Glencore PLC	727,191	$4,725,846
Natural Gas - Distribution – 0.4%
China Resources Gas Group Ltd.	336,000	$1,421,093
Natural Gas - Pipeline – 1.1%
APA Group	177,874	$1,410,553
TC Energy Corp.	43,003	2,425,422
		$3,835,975
Other Banks & Diversified Financials – 3.6%
HDFC Bank Ltd.	144,054	$2,780,364
Julius Baer Group Ltd.	49,079	2,846,912
Macquarie Group Ltd.	25,440	3,826,905
Visa, Inc., “A”	15,623	3,464,713
		$12,918,894
Pharmaceuticals – 9.5%
Bayer AG	39,679	$2,714,726
Kyowa Kirin Co. Ltd.	144,000	3,340,849
Novo Nordisk A.S., “B”	116,886	12,944,736
Roche Holding AG	32,963	13,036,053
Santen Pharmaceutical Co. Ltd.	256,100	2,563,687
		$34,600,051
Printing & Publishing – 0.7%
Wolters Kluwer N.V.	23,897	$2,543,824

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – 2.4%
ESR Cayman Ltd. (a)	626,200	$1,938,592
Grand City Properties S.A.	119,191	2,385,827
LEG Immobilien SE	37,040	4,230,720
		$8,555,139
Restaurants – 0.7%
Yum China Holdings, Inc.	57,273	$2,379,120
Specialty Chemicals – 8.0%
Akzo Nobel N.V.	35,681	$3,065,574
Croda International PLC	40,679	4,180,664
Kansai Paint Co. Ltd.	76,300	1,225,897
Linde PLC	29,810	9,606,003
Nitto Denko Corp.	43,100	3,088,861
Sika AG	12,755	4,202,221
Symrise AG	29,710	3,566,770
		$28,935,990
Specialty Stores – 0.6%
JD.com, Inc., “A” (a)	3,200	$93,721
Ocado Group PLC (a)	40,224	614,851
ZOZO, Inc.	50,400	1,338,940
		$2,047,512
Telecommunications - Wireless – 2.6%
Advanced Info Service Public Co. Ltd.	231,100	$1,619,438
Cellnex Telecom S.A.	46,419	2,224,958
KDDI Corp.	111,200	3,652,508
SoftBank Group Corp.	47,100	2,118,422
		$9,615,326
Telephone Services – 0.4%
Hellenic Telecommunications Organization S.A.	85,731	$1,555,374
Tobacco – 1.5%
British American Tobacco PLC	127,277	$5,323,537
Utilities - Electric Power – 2.1%
CLP Holdings Ltd.	200,000	$1,949,370
E.ON SE	165,076	1,919,782
Iberdrola S.A.	329,225	3,583,401
		$7,452,553
Total Common Stocks		$358,029,261
	Strike Price	First Exercise
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a)	CHF 67.00	11/20/23	54,066	$42,712

Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 0.21% (v)	2,961,886	$2,961,886

Other Assets, Less Liabilities – 0.4%		1,599,859
Net Assets – 100.0%		$362,633,718

Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,961,886 and $358,071,973, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$—	$68,156,936	$—	$68,156,936
Switzerland	42,712	47,758,355	—	47,801,067
United Kingdom	5,345,388	42,157,286	—	47,502,674
France	—	33,769,602	—	33,769,602
Germany	7,289,343	23,221,132	—	30,510,475
United States	16,279,362	9,606,003	—	25,885,365
Hong Kong	1,949,370	14,664,895	—	16,614,265
Denmark	—	14,538,275	—	14,538,275
Netherlands	—	10,905,476	—	10,905,476
Other Countries	18,947,528	43,440,310	—	62,387,838
Mutual Funds	2,961,886	—	—	2,961,886
Total	$52,815,589	$308,218,270	$—	$361,033,859
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,858,779	$19,853,199	$22,750,092	$—	$—	$2,961,886
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$641	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2022, are as follows:
Japan	18.8%
Switzerland	13.2%
United Kingdom	13.1%
France	9.3%
Germany	8.4%
United States	8.4%
Hong Kong	4.6%
Denmark	4.0%
Netherlands	3.0%
Other Countries	17.2%
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.